Equity and Divestitures - Schedule of Adjusted Stock Split in Line with Capital (Details) - BRL (R$) shares in Thousands, R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	100.00%
Common Shares	31,617,370
Subscribed and Paid- In Share Capital	R$ 260,685	R$ 40,404
Nuvini Holdings Limited [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation		100.00%
Common Shares		17,818,669
Subscribed and Paid- In Share Capital		R$ 40,404
Former Nuvini Stockholders (Nuvini Holdings Limited) [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	75.96%
Common Shares	24,016,662
Public Stockholders [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	0.30%
Common Shares	95,708
Mercato Founders [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	18.19%
Common Shares	5,750,000
Maxim [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	1.50%
Common Shares	475,000
PIPE Investors [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	4.05%
Common Shares	1,280,000